Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
28	CASH AND CASH EQUIVALENTS

	As of	As of
	December 31, 2018	December 31, 2017
	Million	Million

Bank deposits with original maturity within three months	3,470	5,907
Cash at banks and on hand	53,832	114,729

	57,302	120,636